Loans and Allowance for Credit Losses - Loan Modifications that Defaulted (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	$ 204	$ 43
Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	171	76
Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	280	44
Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	92	38
Payment Delay and Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	81
Interest Rate Reduction and Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	8
Interest Rate Reduction, Payment Delay and Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	3
Total loans, excluding loans purchased from GNMA mortgage pools | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	203	43
Total loans, excluding loans purchased from GNMA mortgage pools | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	3	9
Total loans, excluding loans purchased from GNMA mortgage pools | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	202	14
Total loans, excluding loans purchased from GNMA mortgage pools | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	3	1
Loans purchased from GNMA mortgage pools | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	1	0
Loans purchased from GNMA mortgage pools | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	168	67
Loans purchased from GNMA mortgage pools | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	78	30
Loans purchased from GNMA mortgage pools | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	89	37
Commercial | Commercial | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	30	7
Commercial | Commercial | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0
Commercial | Commercial | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	45	0
Commercial | Commercial | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0
Commercial | Commercial real estate | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	43	0
Commercial | Commercial real estate | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0
Commercial | Commercial real estate | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	137	1
Commercial | Commercial real estate | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0
Consumer | Residential mortgages | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0
Consumer | Residential mortgages | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	3	8
Consumer | Residential mortgages | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	2
Consumer | Residential mortgages | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	3	1
Consumer | Credit card | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	128	35
Consumer | Credit card | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0
Consumer | Credit card | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0
Consumer | Credit card | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	0
Consumer | Other retail | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Loans that defaulted	2	1
Consumer | Other retail | Payment Delay
Financing Receivable, Modified [Line Items]
Loans that defaulted	0	1
Consumer | Other retail | Term Extension
Financing Receivable, Modified [Line Items]
Loans that defaulted	20	11
Consumer | Other retail | Multiple Modifications
Financing Receivable, Modified [Line Items]
Loans that defaulted	$ 0	$ 0